Significant Events and Transactions (Details) - Schedule of qualifying transaction	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Qualifying Transaction [Abstract]
Fair value of shares issued by Rumble	$ 353,039,304
Net assets acquired:
Cash	300,797,018
Prepaid expenses	221,016
Accounts payable, accruals, and other liabilities	(256,095)
Warrant liability	(29,625,500)
FPA liability	(8,362,419)
Total net assets acquired	262,774,020
PIPE escrow proceeds	83,000,000
Sponsor FPA proceeds	15,000,000
Class D Common Stock proceeds	1,000,000
Shares repurchase of Class C Common Stock	(11,000,000)
Total	350,774,020
Excess fair value over net assets acquired – listing fee	$ 2,265,284